Software technology development costs	3 Months Ended
Mar. 31, 2026
Research and Development [Abstract]
Software technology development costs

7. Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, and the KIDOZ publisher SDK.

During the three month period ended March 31, 2026, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	March 31, 2026	March 31, 2025
Opening total software technology development costs	$24,059,802	$19,500,575

Software technology development during the period	1,109,707	850,885
Closing total software technology development costs	$25,169,509	$20,351,460